UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08327

Name of Fund: BlackRock Global Growth Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Global Growth Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2010

Date of reporting period: 05/31/2010

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2010 (Unaudited)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Austria — 0.4%
Erste Bank der Oesterreichischen
Sparkassen AG 45,600 $ 1,646,928
Belgium — 0.6%
Anheuser-Busch InBev NV 44,000 2,124,894
Brazil — 1.2%
BM&F Bovespa SA	110,100	733,295
Banco Santander Brasil SA - ADR	63,800	664,796
Cia de Bebidas das Americas
(Preference Shares) - ADR	15,100	1,454,734
Usinas Siderurgicas de Minas
Gerais SA (Preference 'A' Shares)	60,100	1,514,668
4,367,493
Canada — 4.4%
Canadian Natural Resources Ltd.	74,200	2,637,609
Crescent Point Energy Corp.	49,800	1,849,619
Enbridge, Inc.	42,500	1,931,339
Pan American Silver Corp.	108,700	2,715,326
Potash Corp. of
Saskatchewan, Inc.	17,500	1,735,825
Silver Wheaton Corp. (a)	92,700	1,751,103
The Toronto-Dominion Bank	23,500	1,609,051
TransCanada Corp.	57,400	1,944,556
16,174,428
China — 0.4%
Focus Media Holding Ltd. - ADR (a) 86,600 1,358,754
Finland — 0.8%
Fortum Oyj	69,100	1,545,143
Nokia Oyj - ADR (b)	146,700	1,484,604
3,029,747
France — 2.8%
AXA SA	56,500	934,523
BNP Paribas SA	27,500	1,565,037
Compagnie Generale des
Etablissements Michelin	27,900	1,869,212
Pinault-Printemps-Redoute	6,300	759,357
Renault SA	32,400	1,170,384
Total SA	61,500	2,852,462
Unibail - Rodamco	8,800	1,373,325
10,524,300
Germany — 5.6%
Bayerische Motoren Werke AG	44,400	2,072,165
Deutsche Boerse AG	16,400	1,006,413
Deutsche Lufthansa AG	190,400	2,530,175
Deutsche Post AG	148,300	2,211,362
Deutsche Telekom AG	153,900	1,720,676

Common Stocks Shares Value
Germany (concluded)
Merck KGaA	12,900	$ 932,449
RWE AG	25,200	1,810,065
SAP AG - ADR (a)	52,000	2,206,360
Siemens AG	39,800	3,619,556
Volkswagen AG (Preference Shares)	30,006	2,644,015
20,753,236
Hong Kong — 1.5%
CNOOC Ltd. - ADR	9,600	1,502,784
Cheung Kong Holdings Ltd.	181,000	2,061,890
China Construction Bank, Class H	1,293,600	1,046,656
Wing Hang Bank Ltd.	106,400	931,943
5,543,273
India — 0.9%
Punjab National Bank Ltd.	75,900	1,641,103
Sterlite Industries India Ltd. - ADR	111,300	1,587,138
3,228,241
Ireland — 0.5%
Accenture Plc 48,500 1,819,720
Israel — 0.2%
Teva Pharmaceutical Industries
Ltd. - ADR 13,800 756,516
Italy — 0.3%
Intesa Sanpaolo SpA 475,000 1,268,561
Japan — 9.7%
Amada Co., Ltd.	317,200	2,297,416
Asahi Breweries Ltd.	74,200	1,252,341
Canon, Inc.	61,200	2,515,160
Honda Motor Co., Ltd.	86,700	2,635,490
Itochu Corp.	320,200	2,652,960
JTEKT Corp.	373,500	3,820,049
Japan Tobacco, Inc.	800	2,507,325
Marubeni Corp.	503,300	2,800,254
Mitsubishi Heavy Industries Ltd.	574,200	2,129,817
Mitsubishi UFJ Financial
Group, Inc.	320,500	1,551,062
Mitsui & Co., Ltd.	173,200	2,459,488
Nitto Denko Corp.	54,400	1,940,192
Nomura Holdings, Inc.	263,300	1,635,422
Sumitomo Mitsui Financial
Group, Inc.	63,600	1,886,538
T&D Holdings, Inc.	88,400	2,089,587
Tokio Marine Holdings, Inc.	66,600	1,862,973
36,036,074
Malaysia — 0.4%
CIMB Group Holdings Bhd 691,200 1,436,865

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	JPY	Japanese Yen
AUD	Australian Dollar	MXN	Mexican Nuevo Peso
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	PLN	Poland Zloty
DKK	Danish Krone	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	US Dollar
HKD	Hong Kong Dollar	ZAR	South African Rand

BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

1

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
Mexico — 0.8%
Fomento Economico Mexicano, SA
de CV - ADR	29,900	$ 1,261,182
Grupo Mexico, SA de CV	750,900	1,804,673
3,065,855
Netherlands — 2.8%
Aegon NV (a)	267,300	1,523,681
Corio NV	17,300	828,452
ING Groep NV CVA	234,000	1,865,450
Royal Dutch Shell Plc, Class A	231,000	6,017,288
10,234,871
New Zealand — 0.0%
Telecom Corp. of New Zealand Ltd. 139,400 179,456
Russia — 0.3%
VimpelCom Ltd. - ADR (a) 84,200 1,309,310
Singapore — 0.6%
CapitaLand Ltd.	374,400	957,292
DBS Group Holdings Ltd.	113,000	1,129,879
2,087,171
South Africa — 0.4%
Naspers Ltd. 38,700 1,521,241
South Korea — 0.8%
Samsung Electronics Co. , Ltd. 4,509 2,910,932
Spain — 1.6%
Banco Santander SA	214,200	2,192,106
Inditex SA	28,500	1,591,117
Telefonica SA	111,900	2,141,101
5,924,324
Sweden — 1.0%
Nordea Bank AB	194,700	1,602,848
Svenska Cellulosa AB	173,500	2,024,934
3,627,782
Switzerland — 2.2%
ACE Ltd.	40,000	1,966,400
Nestle SA, Registered Shares	53,200	2,412,009
Novartis AG, Registered Shares	41,100	1,866,965
Swiss Life Holding	16,500	1,777,417
8,022,791
Taiwan — 0.6%
Mega Financial Holding Co. Ltd.	2,148,700	1,139,208
Siliconware Precision Industries
Co., Ltd. - ADR	175,200	953,088
2,092,296
Thailand — 0.8%
Bangkok Bank Pcl, Foreign Shares	230,400	864,620
Banpu Pcl	108,600	1,970,901
		2,835,521

Common Stocks Shares Value
United Kingdom — 4.0%
Barclays Plc	496,300	$ 2,164,929
Cairn Energy Plc (a)	332,400	1,921,419
GlaxoSmithKline Plc	108,600	1,806,153
HSBC Holdings Plc	207,483	1,870,281
Tullow Oil Plc	54,100	869,075
Unilever Plc	71,500	1,920,135
Vodafone Group Plc - ADR	118,100	2,373,810
WPP Plc	196,200	1,838,099
14,763,901
United States — 50.9%
AT&T Inc.	113,400	2,755,620
Adobe Systems, Inc. (a)	31,400	1,007,312
American Electric Power Co., Inc.	57,000	1,821,720
Ameriprise Financial, Inc.	60,600	2,411,274
Amgen, Inc. (a)	35,000	1,812,300
Apple, Inc. (a)	16,200	4,165,992
Applied Materials, Inc.	116,100	1,498,851
Arch Coal, Inc.	72,400	1,560,220
Avon Products, Inc.	62,500	1,655,625
Bemis Co.	66,600	1,910,088
Bristol-Myers Squibb Co.	136,200	3,161,202
Bunge Ltd. (b)	27,200	1,326,272
Chevron Corp.	44,800	3,309,376
Cisco Systems, Inc. (a)	138,200	3,200,712
Citigroup, Inc. (a)	362,300	1,434,708
Colgate-Palmolive Co.	39,300	3,068,937
Comerica, Inc.	51,300	1,954,530
ConAgra Foods, Inc.	88,400	2,137,512
ConocoPhillips	77,100	3,998,406
Continental Airlines, Inc.,
Class B (a)	87,900	1,854,690
Corning, Inc.	160,700	2,801,001
DIRECTV, Class A (a)	61,700	2,325,473
Deere & Co.	32,800	1,891,904
Dominion Resources, Inc.	47,200	1,838,912
The Dow Chemical Co.	83,900	2,257,749
E.I. du Pont de Nemours & Co.	38,300	1,385,311
EMC Corp. (a)	140,200	2,610,524
EOG Resources, Inc.	17,600	1,845,184
eBay, Inc. (a)	112,100	2,400,061
Edison International	69,400	2,245,784
Entergy Corp.	29,800	2,237,086
Express Scripts, Inc. (a)	14,400	1,448,640
Exxon Mobil Corp.	62,800	3,796,888
FMC Corp.	42,600	2,579,430
Federal Realty Investment Trust	25,700	1,894,090
General Electric Co.	351,400	5,745,390
General Mills, Inc.	25,600	1,823,488
Goodrich Corp.	50,000	3,470,000
Google, Inc., Class A (a)	5,300	2,571,454
Hewlett-Packard Co.	41,000	1,886,410
Home Depot, Inc.	63,700	2,156,882
Hudson City Bancorp, Inc.	76,800	968,448
Intel Corp.	124,800	2,673,216

2 BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.
(Percentages shown are based on Net Assets)

Common Stocks Shares Value
United States (concluded)
International Business
Machines Corp.	25,700	$ 3,219,182
International Paper Co.	73,200	1,700,436
KeyCorp	323,000	2,590,460
Kohl's Corp. (a)	35,800	1,816,850
Las Vegas Sands Corp. (a)	58,000	1,361,840
Liberty Global, Inc. (a)(b)	75,500	1,947,900
Lincoln National Corp.	68,700	1,817,802
McKesson Corp.	20,200	1,414,000
Microsoft Corp.	206,200	5,319,960
Morgan Stanley	45,000	1,219,950
NII Holdings, Inc. (a)	38,300	1,396,801
Newmont Mining Corp.	67,500	3,632,850
News Corp., Class A	150,600	1,987,920
Nike, Inc., Class B	29,700	2,149,686
Norfolk Southern Corp.	55,500	3,133,530
Occidental Petroleum Corp.	47,400	3,910,974
Oracle Corp.	97,600	2,202,832
PPL Corp.	56,000	1,445,360
Parametric Technology Corp. (a)	119,200	1,964,416
PepsiCo, Inc.	55,200	3,471,528
Pfizer, Inc.	116,400	1,772,772
Piper Jaffray Cos. (a)	19,900	658,889
QUALCOMM, Inc.	35,200	1,251,712
Sonoco Products Co.	59,000	1,823,690
St. Jude Medical, Inc. (a)	12,200	455,548
Stanley Black & Decker, Inc.	35,955	2,005,929
State Street Corp.	22,800	870,276
Stryker Corp.	24,200	1,283,326
SunTrust Banks, Inc.	104,800	2,824,360
T. Rowe Price Group, Inc.	29,100	1,441,032
Target Corp.	31,200	1,701,336
Temple-Inland, Inc.	98,800	2,087,644
Texas Instruments, Inc.	104,000	2,539,680
Textron, Inc. (b)	124,800	2,579,616
Thermo Fisher Scientific, Inc. (a)	42,800	2,228,168
U.S. Bancorp	85,700	2,053,372
United Parcel Service, Inc., Class B	44,200	2,773,992
Urban Outfitters, Inc. (a)	50,200	1,822,260
Wal-Mart Stores, Inc.	56,500	2,856,640
Yum! Brands, Inc.	65,700	2,690,415
Zions Bancorporation	82,700	1,980,665
188,304,271
Total Long-Term Investments
(Cost – $360,418,514) – 96.5%		356,948,752

Short-Term Securities Shares Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.16% (c)(d)	17,965,875	$ 17,965,875
	Beneficial
	Interest
	(000)
BlackRock Liquidity Series, LLC
Money Market Series,
0.28% (c)(d)(e)	$ 6,269	6,268,500
Total Short-Term Securities
(Cost – $24,234,375) – 6.6% 24,234,375
Total Investments Before Outstanding
Options Written
(Cost – $384,652,889) – 103.1% 381,183,127
Options Written Contracts
Exchange-Traded Call Options — 0.0%
Edison International, Strike Price
$32.50, expires 7/01/10	350	(33,250)
General Electric Co., Strike Price
$20.00, expires 6/01/10	1,125	(1,687)
(34,937)
Over-the-Counter Call Options — (0.0)%
Entergy Corp., Strike Price $76.00,
expires 8/01/10, Broker Jeffries &
Co. , Inc. 150 (38,202)
Total Options Written
(Premiums Received – $113,503) – (0.0)% (73,139)
Total Investments, Net of Outstanding
Options Written – 103.1%		381,109,988
Liabilities in Excess of Other Assets – (3.1)%		(11,328,800)
Net Assets – 100.0%	$ 369,781,188

BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

3

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2010, as computed for federal income tax purposes,

Aggregate were as follows: cost	$ 385,660,043
Gross unrealized appreciation	$ 24,562,888
Gross unrealized depreciation	(29,039,804)
Net unrealized depreciation	$ (4,476,916)

(a) Non-income producing security.
(b) Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of

1940, as amended, were as follows:
	Shares/Beneficial		Shares/Beneficial
	Interest Held at	Net	Interest Held at
Affiliate	August 31, 2009	Activity	May 31, 2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	12,373,186	5,592,689	17,965,875	$ 7,349
BlackRock
Liquidity
Series, LLC
Money
Market Series $	4,619,600	$ 1,648,900	$ 6,268,500	$ 11,670

(d) Represents the current yield as of report date.
(e) Security was purchased with the cash collateral from loaned securities.

4 BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.

• Foreign currency exchange contracts as of May 31, 2010 were as follows:

					Unrealized
Currency	Currency			Settlement	Appreciation
Purchased		Sold	Counterparty	Date	(Depreciation)
GBP	356,000 USD	512,426	UBS Securities	6/01/10	$ 2,404
AUD	12,298,000 USD	11,106,488	UBS Securities	7/21/10	(849,095)
CAD	10,065,000 USD	10,010,821	Citibank, NA	7/21/10	(420,476)
CAD	1,185,000 USD	1,151,558	Deutsche Bank AG	7/21/10	(22,441)
CHF	271,000 USD	236,610	Citibank, NA	7/21/10	(1,748)
CHF	618,000 USD	546,957	Morgan Stanley Co	7/21/10	(11,369)
CHF	6,959,000 USD	6,486,377	UBS Securities	7/21/10	(455,373)
EUR	890,000USD	1,089,680	Citibank, NA	7/21/10	3,007
EUR	742,000 USD	930,750	Deutsche Bank AG	7/21/10	(19,769)
EUR	129,000 USD	162,375	Morgan Stanley Co	7/21/10	(3,997)
EUR	289,000 USD	366,507	Royal Bank of	7/21/10	(11,691)
Scotland
GBP	11,427,000 USD	17,547,153	Citibank, NA	7/21/10	(1,019,865)
GBP	2,604,000 USD	3,971,191	Morgan Stanley Co	7/21/10	(204,931)
HKD	7,954,000 USD	1,024,118	Royal Bank of	7/21/10	(1,923)
Scotland
HKD	65,655,000 USD	8,464,160	UBS Securities	7/21/10	(26,616)
JPY	62,655,000 USD	697,022	Citibank, NA	7/21/10	(8,311)
JPY	162,735,000 USD	1,813,856	Morgan Stanley Co	7/21/10	(25,052)
JPY 450,000,000 USD		4,919,269	Royal Bank of	7/21/10	27,188
Scotland
JPY	84,743,000 USD	943,123	UBS Securities	7/21/10	(11,617)
MXN	11,145,000 USD	904,222	Citibank, NA	7/21/10	(46,449)
NOK	7,000,000 USD	1,182,409	Citibank, NA	7/21/10	(105,434)
PLN	2,075,000 USD	708,855	Citibank, NA	7/21/10	(85,948)
SEK	3,659,000 USD	510,158	Citibank, NA	7/21/10	(42,571)
SEK	545,000 USD	71,657	Deutsche Bank AG	7/21/10	(2,011)
SGD	1,475,000 USD	1,075,918	Deutsche Bank AG	7/21/10	(22,317)
SGD	2,488,000 USD	1,764,664	Morgan Stanley Co	7/21/10	12,530
USD	2,298,229 AUD	2,745,000	UBS Securities	7/21/10	8,707
USD	299,297 CAD	301,000	Royal Bank of	7/21/10	12,492
Scotland
USD	1,003,300 CAD	1,037,000	UBS Securities	7/21/10	15,204
USD	1,085,450 CHF	1,171,000	UBS Securities	7/21/10	70,605
USD	153,252 DKK	858,000	Citibank, NA	7/21/10	11,654
USD	15,568,321 EUR	11,697,000	Citibank, NA	7/21/10	1,207,470
USD	6,185,935 EUR	4,706,000	Deutsche Bank AG	7/21/10	408,199
USD	106,493 EUR	86,000	Royal Bank of	7/21/10	908
Scotland
USD	1,881,232 EUR	1,518,000	UBS Securities	7/21/10	17,525
USD	269,006 GBP	178,000	Deutsche Bank AG	7/21/10	11,558
USD	2,175,312 GBP	1,481,000	UBS Securities	7/21/10	33,286
USD	11,419,390 JPY	1,074,745,000	Citibank, NA	7/21/10	(394,344)
USD	837,085 JPY	78,743,000	UBS Securities	7/21/10	(28,468)
USD	3,110,965 SGD	4,267,000	Deutsche Bank AG	7/21/10	63,021
ZAR	15,985,000 USD	2,114,581	UBS Securities	7/21/10	(53,309)
Total					$ (1,969,367)

BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

5

Schedule of Investments (continued)

BlackRock Global Growth Fund, Inc.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2010 in determining the fair valuation of the Fund's investments:

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Austria	$ 1,646,928	—	—	$ 1,646,928
Belgium	2,124,894	—	—	2,124,894
Brazil	4,367,493	—	—	4,367,493
Canada	16,174,428	—	—	16,174,428
China	1,358,754	—	—	1,358,754
Finland	3,029,747	—	—	3,029,747
France	10,524,300	—	—	10,524,300
Germany	20,753,236	—	—	20,753,236
Hong Kong	5,543,273	—	—	5,543,273
India	3,228,241	—	—	3,228,241
Ireland	1,819,720	—	—	1,819,720
Israel	756,516	—	—	756,516
Italy	1,268,561	—	—	1,268,561
Japan	36,036,074	—	—	36,036,074
Malaysia	1,436,865	—	—	1,436,865
Mexico	3,065,855	—	—	3,065,855
Netherlands	10,234,871	—	—	10,234,871
New Zealand	179,456	—	—	179,456
Russia	1,309,310	--	--	1,309,310
Singapore	2,087,171	—	—	2,087,171
South Africa	1,521,241	—	—	1,521,241
South Korea	2,910,932	—	—	2,910,932
Spain	5,924,324	—	—	5,924,324
Sweden	3,627,782	—	—	3,627,782
Switzerland	8,022,791	—	—	8,022,791
Taiwan	2,092,296	—	—	2,092,296

6 BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

Schedule of Investments (concluded)

BlackRock Global Growth Fund, Inc.

	Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Thailand	$ 2,835,521	—	—	$ 2,835,521
United Kingdom	$ 14,763,901		—	14,763,901
United States	188,304,271	—	—	188,304,271
Short-Term
Securities	17,965,875	6,268,500	—	24,234,375
Total	$360,150,726	$ 21,032,401	—	$ 381,183,127

Other Financial Instruments[1]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:	-	$ 1,905,758	-	$ 1,905,758
Liabilities:	-	(3,948,264)	-	(3,948,264)
Total	-	$ (2,042,506)	-	$ (2,042,506)
[1] Other financial instruments are foreign currency exchange contracts and options. Foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

BLACKROCK GLOBAL GROWTH FUND, INC.

MAY 31, 2010

7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global Growth Fund, Inc.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Global Growth Fund, Inc.

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Global Growth Fund, Inc.

Date: July 23, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Global Growth Fund, Inc.

Date: July 23, 2010